GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL

NOTE 1:- GENERAL

a.	Check Point Software Technologies Ltd. (“Check Point Ltd.”), an Israeli corporation, and its subsidiaries (collectively, the “Company” or “Check Point”), are engaged in developing, marketing and supporting software and combined hardware (appliance) and software products and subscriptions, by offering network security, data security and management solutions for enterprise networks and service providers.

The Company operates in one reportable segment and its revenues are mainly derived from the sales of its network and data security products, including licenses, related software updates, maintenance and subscriptions. The Company sells its products worldwide primarily through multiple distribution channels (“channel partners”), including distributors, resellers, system integrators, Original Equipment Manufacturers (“OEMs”), system integrators and Managed Security Service Providers (“MSPs”).

b.	During 2010 and 2011, approximately 35% of the Company’s revenues were derived from two channel partners, 18% from one channel partner and 17% from the other. During 2012 approximately 32% of the Company’s revenues were derived from the same two channel partners, 16% from each of them. Trade receivable balances from these two channel partners aggregated to $ 132,127 and $ 117,394 as of December 31, 2011 and 2012, respectively.